Vessels, net (Tables)	6 Months Ended
Jun. 30, 2022
Property, Plant and Equipment [Abstract]
Schedule of Vessels

The amounts in the accompanying Consolidated Balance Sheets are analyzed as follows:

	Vessel	Accumulated	Net Book
	Cost	Depreciation	Value

Balance January 1, 2022	$148,175	$(28,451)	$119,724

Vessel additions	—	—	—
BWTS installation	555	—	555
Depreciation	—	(3,024)	(3,024)
Balance June 30, 2022	$148,730	$(31,475)	$117,255